FLAHERTY & CRUMRINE PREFERRED SECURITIES INCOME FUND

To the Shareholders of Flaherty & Crumrine Preferred Securities Income Fund:

FFC’s fiscal 2014 got off to a strong start, as preferred securities continued to recover from 2013’s mid-year swoon. Total return on net asset value1 was +4.8%, for the first fiscal quarter.2 Market price performance was even better: The Fund’s market price discount to NAV narrowed, generating total return on market value for the fiscal quarter of +7.7%.

After a difficult stretch during the second half of 2013, the preferred securities market seemed ripe for recovery, and it didn’t disappoint. One probably would not have concluded that in December, however, when long-term interest rates rose to their highest levels of the year (nearly 4% for the 30-year Treasury bond) after the Federal Reserve began to taper its securities purchases. Many holders of preferred securities—particularly $25-par issues—sold them to book tax losses before year-end. Such selling pressure hurt prices even more. Preferred securities’ prices ended 2013 at or near their lows for the year.

As 2014 began, preferred securities started to turn around. Unusually cold temperatures and heavy snowfall blanketed much of the United States from December through February, dampening economic activity. Job growth sputtered, personal spending eased and housing activity slowed. The 30-year Treasury bond yield drifted back down to finish the fiscal quarter at 3.58%, 0.23% lower than where it started in December. Meanwhile, fundamental credit conditions—profits, balance sheets and loan performance, among others—continued to improve for most preferred issuers.

As fears of sharply higher interest rates faded and tax-loss selling ran its course, preferred investors returned to the market. And they had company! Some investors who typically focus on other fixed-income markets, such as corporate or high-yield bonds, also bought preferred securities, attracted by their higher yields in an otherwise low-yield environment. Those other fixed-income markets dwarf the preferred market in size, so even a small reallocation to preferreds inside a bond portfolio can translate into a lot of dollars being invested in preferreds. Demand for preferred securities picked up noticeably.

Among major issuers, financial companies, especially banks, are adapting to new rules and regulations implemented since the financial crisis. Regular readers of our letters will recall many discussions about Basel III and other regulatory pronouncements. These regulations are intended to strengthen balance sheets and improve transparency—positives for preferred investors. In almost every case in the U.S. and abroad, preferred securities are, or will be, an integral component of capital. As a result, we have seen and will continue to see a steady supply of new preferred issues. However, new issuance has been modest in size and readily absorbed by investors; and spreads on these and secondary-market issues have gradually compressed.

Although interest-rate fears have receded recently, we know many Fund investors remain concerned about the possibility of rising interest rates. Three observations. First, although preferred security prices tend to move with intermediate and long-term Treasury yields, their correlation is not perfect. Yields on preferred securities are high relative to Treasuries and corporate bonds, and they should be able to absorb some increase in Treasury yields while still generating positive total returns. We think improving credit fundamentals support that view.

[1]	Following methodology required by the SEC, total return assumes dividend reinvestment and includes income and principal change, plus the impact of the Fund’s leverage and expenses.
[2]	December 1, 2013—February 28, 2014

Second, as the Fund’s experience in 2013’s third fiscal quarter demonstrated, prices of preferred securities can fall when interest rates increase significantly. However, preferred securities pay dividends year-in and year-out. If we have picked our credits correctly, over time, those dividends can turn modest principal losses into positive total returns. Shareholders probably will have to live through some quarter-to-quarter volatility, but we think prospective returns on preferred securities remain attractive for long-term investors.

Third, there are a number of ways we can manage interest-rate risk in a portfolio of preferred securities, even if we exclude outright interest-rate hedging (something the Fund has not done since 2008). In particular, so-called “fixed-to-floating rate” preferred securities can offer attractive yields with only intermediate duration or interest-rate risk. A typical such security starts with a coupon rate that is fixed for five or 10 years and then floats at a margin over an index (usually 3-month LIBOR). These preferred securities have credit risk similar to fixed-rate issues, but they can have much less interest-rate risk. Of course, not all fixed-to-floating rate preferred securities are the same, and none are riskless. Investors need to evaluate each issue’s creditworthiness, terms and conditions carefully, something we spend a lot of time doing. As of February 28, 2014, roughly 51% of the Fund’s portfolio was comprised of fixed-to-floating rate issues, and they fit well with our market outlook.

We expect economic growth to improve in the second quarter as weather effects fade. We don’t think weather was the whole story behind sluggish first-quarter growth, but it was an important factor, and one that inevitably will thaw come spring. Stronger growth may push interest rates higher once again. However, for 2014 as a whole, we foresee modest economic growth, improving credit conditions and accommodative monetary policy. That should translate into gradually (if erratically) rising Treasury rates along with narrower yield spreads on preferred securities. Investors should be prepared for some volatility over coming quarters, but we think “coupon” or “coupon minus a bit” returns on preferred securities should remain attractive for long-term investors.

As always, we encourage you to visit the Fund’s website, www.preferredincome.com, for current information on preferred-securities markets, the Fund and the broader economy.

Sincerely,

The Flaherty & Crumrine Portfolio Management Team:

R. Eric Chadwick

Donald F. Crumrine

Robert M. Ettinger

Bradford S. Stone

March 31, 2014

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

PORTFOLIO OVERVIEW

February 28, 2014 (Unaudited)

Fund Statistics

Net Asset Value	$18.74

Market Price	$18.49

Discount	1.33%

Yield on Market Price	8.83%

Common Stock Shares Outstanding	43,474,105

Moody’s Ratings	% of Net Assets†

A	4.3%

BBB	55.3%

BB	34.4%

Below “BB”	0.1%

Not Rated*	4.7%

Below Investment Grade**	19.1%

*	Does not include net other assets and liabilities of 1.2%.
**	Below investment grade by all of Moody’s, S&P and Fitch.

Industry Categories	% of Net Assets†

Top 10 Holdings by Issuer	% of Net Assets†

Liberty Mutual Group	5.5%

JPMorgan Chase	4.7%

Banco Santander, S.A.	4.4%

MetLife	4.1%

HSBC PLC	4.0%

Barclays Bank PLC	3.3%

XL Group PLC	2.9%

Wells Fargo & Company	2.8%

Axis Capital Holdings Ltd	2.8%

Enbridge Energy Partners	2.6%

% of Net Assets***†

Holdings Generating Qualified Dividend Income (QDI) for Individuals	49%

Holdings Generating Income Eligible for the Corporate Dividend Received Deduction (DRD)	29%

***	This does not reflect year-end results or actual tax categorization of Fund distributions. These percentages can, and do, change, perhaps significantly, depending on market conditions. Investors should consult their tax advisor regarding their personal situation.
†	Net Assets includes assets attributable to the use of leverage.

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

PORTFOLIO OF INVESTMENTS

February 28, 2014 (Unaudited)

Shares/$ Par		Value

Preferred Securities — 93.6%
	Banking — 40.2%
4,500	Astoria Financial Corp., 6.50% Pfd., Series C	$106,886	*
	Banco Santander, S.A.:
2,046,320	Banco Santander, 10.50% Pfd., Series 10	54,844,445	**(1)(3)
	Bank of America:
15,000	Countrywide Capital IV, 6.75% Pfd. 04/01/33	381,563
61,311	Countrywide Capital V, 7.00% Pfd. 11/01/36	1,550,647
	Barclays Bank PLC:
$14,750,000	Barclays Bank PLC, 6.278%	14,553,029	**(1)(2)(3)
390,600	Barclays Bank PLC, 7.10% Pfd.	9,995,454	**(3)
23,000	Barclays Bank PLC, 7.75% Pfd., Series 4	592,480	**(3)
600,000	Barclays Bank PLC, 8.125% Pfd., Series 5	15,540,000	**(1)(3)
48,000	BB&T Corporation, 5.625% Pfd., Series E	1,058,472	*(1)
$13,600,000	BNP Paribas, 7.195%, 144A****	14,467,000	**(1)(2)(3)
	Citigroup:
522,896	Citigroup, Inc., 6.875% Pfd., Series K	13,606,538	*(1)(2)
225,400	Citigroup, Inc., 7.125% Pfd., Series J	6,006,910	*
40,000	City National Corporation, 6.75% Pfd., Series D	1,075,200	*
	CoBank ACB:
44,700	CoBank ACB, 6.125% Pfd., Series G, 144A****	3,872,138	*
60,000	CoBank ACB, 6.25% Pfd., 144A****	6,045,000	*(1)
$35,100,000	Colonial BancGroup, 7.114%, 144A****	52,650	(4)(5)††
38,100	Cullen/Frost Bankers, Inc., 5.375% Pfd., Series A	831,056	*
645,118	Fifth Third Bancorp, 6.625% Pfd., Series I	17,148,849	*(1)(2)
	First Horizon:
3,730	First Tennessee Bank, Adj. Rate Pfd., 3.75%(6), 144A****	2,518,916	*
8	FT Real Estate Securities Company, 9.50% Pfd., 144A****	9,540,000
642,800	First Niagara Financial Group, Inc., 8.625% Pfd.	18,185,776	*(1)
99,000	First Republic Bank, 6.70% Pfd.	2,491,088	*
	Goldman Sachs Group:
$30,019,923	Goldman Sachs Capital I, 6.345% 02/15/34	31,351,307	(1)
	HSBC PLC:
$4,400,000	HSBC Capital Funding LP, 10.176%, 144A****	6,369,000	(1)(2)(3)
776,000	HSBC Holdings PLC, 8.00% Pfd., Series 2	20,853,060	**(1)(3)
$850,000	HSBC USA Capital Trust I, 7.808% 12/15/26, 144A****	863,812
$580,000	HSBC USA Capital Trust II, 8.38% 05/15/27, 144A****	589,609	(1)
516,426	HSBC USA, Inc., 6.50% Pfd., Series H	12,894,538	*(1)

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2014 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Banking — (Continued)
	ING Groep NV:
355,000	ING Groep NV, 6.375% Pfd.	$8,733,000	**(3)
125,000	ING Groep NV, 7.05% Pfd.	3,182,688	**(3)
116,054	ING Groep NV, 7.20% Pfd.	2,959,667	**(3)
230,000	ING Groep NV, 7.375% Pfd.	5,897,200	**(1)(3)
	JPMorgan Chase:
56,600	JPMorgan Chase & Company, 5.50% Pfd.	1,236,710	*
$5,450,000	JPMorgan Chase & Company, 6.00%, Series R	5,450,000	*(1)
$14,600,000	JPMorgan Chase & Company, 6.75% , Series S	15,403,000	*
$32,000,000	JPMorgan Chase & Company, 7.90%, Series I	36,070,400	*(1)
$17,800,000	Lloyds Banking Group PLC, 6.657%, 144A****	17,800,000	**(1)(2)(3)
	M&T Bank Corporation:
$8,750,000	M&T Bank Corporation, 6.450%, Series E	9,089,062	*
$12,450,000	M&T Bank Corporation, 6.875%, Series D, 144A****	12,471,999	*(1)
	Morgan Stanley:
174,829	Morgan Stanley, 6.875%, Pfd. , Series F	4,524,575	*
274,300	Morgan Stanley, 7.125%, Pfd., Series E	7,351,651	*
	PNC Financial Services:
469,960	PNC Financial Services Group, Inc., 6.125% Pfd., Series P	12,276,530	*(1)
$7,885,000	RaboBank Nederland, 11.00%, 144A****	10,427,913	(1)(3)
	Royal Bank of Scotland:
12,500	Royal Bank of Scotland Group PLC, 6.40%, Pfd., Series M	285,250	**(3)
25,000	Royal Bank of Scotland Group PLC, 6.60% Pfd., Series S	576,750	**(3)
	Sovereign Bancorp:
$1,000,000	Sovereign Capital Trust VI, 7.908% 06/13/36	1,003,750
8,641	Sovereign REIT, 12.00% Pfd., Series A, 144A****	11,516,673
107,166	SunTrust Banks, Inc., 5.875% Pfd.	2,404,537	*
86,000	US Bancorp, 6.50%, Pfd., Series F	2,389,192	*
	Wells Fargo:
222,600	Wells Fargo & Company, 6.625% Pfd., Series R	5,956,776	*
2,751	Wells Fargo & Company, 7.50% Pfd., Series L	3,241,710	*(1)
$6,314,000	Wells Fargo & Company, 7.98%, Series K	7,229,530	*
646,500	Wells Fargo & Company, 8.00% Pfd., Series J	18,536,771	*(1)
	Zions Bancorporation:
$9,000,000	Zions Bancorporation, 7.20%, Series J	9,360,000	*(1)
20,000	Zions Bancorporation, 6.30% Pfd., Series G	497,500	*
519,842	Zions Bancorporation, 7.90% Pfd., Series F	14,711,529	*(1)

		497,969,786

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2014 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Financial Services — 1.5%
	Credit Suisse Group:
$2,602,000	Claudius, Ltd. — Credit Suisse AG, 7.875%, Series B, 144A****	$2,680,060	(3)
$7,900,000	General Electric Capital Corp., 7.125%, Series A	8,980,783	*(1)
	HSBC PLC:
305,000	HSBC Finance Corporation, 6.36% Pfd., Series B	7,400,063	*(1)

		19,060,906

	Insurance — 28.3%
	Ace Ltd.:
$4,566,000	Ace Capital Trust II, 9.70% 04/01/30	6,643,530	(1)(2)(3)
$1,053,000	Aon Corporation, 8.205% 01/01/27	1,291,020
602,961	Arch Capital Group, Ltd., 6.75% Pfd., Series C	15,111,710	**(1)(3)
71,206	Aspen Insurance Holdings Ltd., 5.95%, Pfd.	1,784,422	**(3)
	AXA SA:
$7,005,000	AXA SA, 6.379%, 144A****	7,302,713	**(1)(2)(3)
$2,750,000	AXA SA, 8.60% 12/15/30	3,554,375	(3)
1,364,142	Axis Capital Holdings Ltd., 6.875% Pfd., Series C	34,557,127	**(1)(3)
560,250	Delphi Financial Group, 7.376% Pfd. 05/15/37	13,971,234	(1)(2)
95,902	Endurance Specialty Holdings, 7.50% Pfd., Series B	2,523,421	**(3)
$22,619,000	Everest Re Holdings, 6.60% 05/15/37	22,816,916	(1)(2)
	GWL&A Financial:
$2,080,000	Great West Life & Annuity Insurance, 7.153% 05/16/46, 144A****	2,152,800	(1)(2)
$35,418,000	Liberty Mutual Group, 10.75% 06/15/58, 144A****	53,835,360	(1)(2)
$3,705,000	Lincoln National Corporation, 7.00% 05/17/66	3,797,625	(1)
	MetLife:
$16,312,000	MetLife, Inc., 10.75% 08/01/39	24,631,120	(1)(2)
$3,472,000	MetLife Capital Trust IV, 7.875% 12/15/37, 144A****	4,070,920	(1)(2)
$17,250,000	MetLife Capital Trust X, 9.25% 04/08/38, 144A****	22,554,375	(1)(2)
150,299	PartnerRe Ltd., 7.250% Pfd., Series E	3,879,217	**(1)(3)
500,000	Principal Financial Group, 6.518% Pfd., Series B	12,536,250	*(1)
	Prudential Financial:
$6,100,000	Prudential Financial, Inc., 5.625% 06/15/43	6,328,750	(1)(2)
$3,900,000	Prudential Financial, Inc., 5.875% 09/15/42	4,075,500	(1)
	QBE Insurance:
$11,340,000	QBE Capital Funding III Ltd., 7.25% 05/24/41, 144A****	11,838,518	(1)(3)
$13,326,000	StanCorp Financial Group, 6.90% 06/01/67	13,459,260	(1)(2)

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2014 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Insurance — (Continued)
	The Travelers Companies:
$6,727,500	USF&G Capital, 8.312% 07/01/46, 144A****	$8,445,300	(1)(2)
$13,000,000	USF&G Capital I, 8.50% 12/15/45, 144A****	16,631,277	(1)(2)
	Unum Group:
$15,240,000	Provident Financing Trust I, 7.405% 03/15/38	16,864,508	(1)(2)
	XL Group PLC:
$36,150,000	XL Capital Ltd., 6.50%, Series E	35,833,688	(1)(3)

		350,490,936

	Utilities — 15.4%
56,025	Alabama Power Company, 6.45% Pfd.	1,475,911	*(1)
	Baltimore Gas & Electric:
10,000	Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993	1,015,313	*(1)
15,000	Baltimore Gas & Electric Company, 7.125% Pfd., Series 1993	1,524,845	*
	Commonwealth Edison:
$15,828,000	COMED Financing III, 6.35% 03/15/33	15,590,580	(1)(2)
$13,662,000	Dominion Resources, Inc., 7.50% 06/30/66	14,857,425	(1)(2)
279,975	Entergy Arkansas, Inc., 6.45% Pfd.	7,008,138	*(1)
108,000	Entergy Louisiana, Inc., 6.95% Pfd.	10,820,250	*(1)
164,400	Georgia Power Company, 6.50% Pfd., Series 2007A	16,851,000	*(1)
98,800	Indianapolis Power & Light Company, 5.65% Pfd.	9,330,425	*
225,000	Integrys Energy Group, Inc., 6.00% Pfd.	5,616,338	(1)(2)
	Nextera Energy:
$16,970,000	FPL Group Capital, Inc., 6.65% 06/15/67	17,109,714	(1)(2)
$3,100,000	FPL Group Capital, Inc., 7.30% 09/01/67, Series D	3,412,641	(1)(2)
	PECO Energy:
$2,386,000	PECO Energy Capital Trust III, 7.38% 04/06/28, Series D	2,724,363	(1)(2)
$22,900,000	PECO Energy Capital Trust IV, 5.75% 06/15/33	20,881,021	(1)(2)
	PPL Corp:
$17,680,000	PPL Capital Funding, Inc., 6.70% 03/30/67, Series A	17,736,328	(1)(2)
$23,500,000	Puget Sound Energy, Inc., 6.974% 06/01/67	23,954,490	(1)(2)
197,500	Southern California Edison, 6.50% Pfd., Series D	20,453,594	*(1)

		190,362,376

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2014 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Energy — 2.8%
$2,000,000	DCP Midstream LLC, 5.85% 05/21/2043, 144A****	$1,885,000
$28,500,000	Enbridge Energy Partners LP, 8.05% 10/01/37	32,122,264	(1)(2)

		34,007,264

	Real Estate Investment Trust (REIT) — 3.7%
27,745	CommonWealth REIT, 7.25% Pfd., Series E	666,748
	Duke Realty Corp.:
87,533	Duke Realty Corp, 6.50% Pfd., Series K	2,111,734
99,063	Duke Realty Corp, 6.60% Pfd., Series L	2,406,389
	Kimco Realty Corporation:
7,000	Kimco Realty Corporation, 5.50% Pfd, Series J	147,420
261,000	Kimco Realty Corporation, 6.90% Pfd, Series H	6,723,360	(1)(2)
	National Retail Properties:
263,818	National Retail Properties, Inc., 5.70% Pfd, Series E	5,477,521	(1)(2)
49,884	National Retail Properties, Inc., 6.625% Pfd, Series D	1,190,856
	PS Business Parks:
22,000	PS Business Parks, Inc., 5.70% Pfd. , Series V	467,995
30,000	PS Business Parks, Inc., 5.75%, Pfd., Series U	639,300
55,000	PS Business Parks, Inc., 6.00% Pfd., Series T	1,234,200
241,391	PS Business Parks, Inc., 6.45% Pfd., Series S	5,728,812	(1)(2)
105,000	PS Business Parks, Inc., 6.875% Pfd., Series R	2,657,550	(1)(2)
592,130	Realty Income Corporation, 6.625% Pfd., Series F	14,809,171	(1)(2)
28,057	Regency Centers Corp, 6.625% Pfd, Series 6	676,496
33,506	Weingarten Realty Investors, 6.50% Pfd., Series F	812,604

		45,750,156

	Miscellaneous Industries — 1.7%
105,400	Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A****	9,222,500	*
77,000	Stanley Black & Decker, Inc., 5.75% Pfd. 07/25/52	1,821,535	(1)(2)
$11,700,000	Textron Financial Corporation, 6.00% 02/15/67, 144A****	10,559,250	(1)

		21,603,285

	Total Preferred Securities (Cost $1,118,276,655)	1,159,244,709

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2014 (Unaudited)

Shares/$ Par		Value

Corporate Debt Securities — 4.8%
	Banking — 1.6%
$13,952,000	Regions Financial Corporation, 7.375% 12/10/37, Sub Notes	$15,971,692	(1)(2)
123,800	Texas Capital Bancshares Inc., 6.50% 09/21/42, Sub Notes	2,917,038
28,000	Zions Bancorporation, 6.95%, 09/15/28, Sub Notes	750,750

		19,639,480

	Financial Services — 0.3%
122,439	Affiliated Managers Group, Inc., 6.375% 08/15/42	2,995,042	(1)(2)
$4,726,012	Lehman Brothers, Guaranteed Note, Variable Rate, 5.843% 12/16/16, 144A****	543,491	(4)(5)††
30,586	Raymond James Financial, 6.90% 03/15/42	797,148	(1)(2)

		4,335,681

	Insurance — 1.4%
$13,500,000	Liberty Mutual Insurance, 7.697% 10/15/97, 144A****	14,529,888	(1)(2)
	Unum Group:
$2,500,000	UnumProvident Corporation, 7.25% 03/15/28	3,010,002	(1)(2)

		17,539,890

	Energy — 1.1%
$10,812,000	Energy Transfer Partners LP 8.25% 11/15/2029	13,407,215	(1)

		13,407,215

	Real Estate Investment Trust (REIT) — 0.1%
40,000	CommonWealth REIT, 7.50% 11/15/19	840,000

		840,000

	Miscellaneous Industries — 0.3%
	Pulte Group Inc.:
$3,550,000	Pulte Homes, Inc., 7.875% 06/15/32	3,834,000	(1)(2)

		3,834,000

	Total Corporate Debt Securities (Cost $51,765,858)	59,596,266

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2014 (Unaudited)

Shares/$ Par		Value

Common Stock — 0.4%
	Banking — 0.2%
54,740	CIT Group, Inc.	$2,664,743	*

		2,664,743

	Insurance — 0.1%
240,577	WMI Holdings Corporation, 144A****	659,181	*†

		659,181

	Utilities — 0.1%
44,930	Exelon Corporation	1,366,321	*

		1,366,321

	Total Common Stock (Cost $24,935,331)	4,690,245

Money Market Fund — 0.1%
	BlackRock Liquidity Funds:
1,587,986	T-Fund	1,587,986

	Total Money Market Fund (Cost $1,587,986)	1,587,986

Total Investments (Cost $1,196,565,830***)	98.9%		1,225,119,206

Other Assets And Liabilities (Net)	1.1%		13,946,385

Total Managed Assets	100.0%	‡	$1,239,065,591

Loan Principal Balance			(424,175,000)

Total Net Assets Available To Common Stock			$814,890,591

*	Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**	Securities distributing Qualified Dividend Income only.
***	Aggregate cost of securities held.
****	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At February 28, 2014, these securities amounted to $263,445,343 or 21.3% of total managed assets.
(1)	All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $739,234,090 at February 28, 2014.

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2014 (Unaudited)

(2)	All or a portion of this security has been rehypothecated. The total value of such securities was $354,574,731 at February 28, 2014.
(3)	Foreign Issuer.
(4)	Illiquid security (designation is unaudited).
(5)	Valued at fair value as determined in good faith by or under the direction of the Board of Directors as of February 28, 2014.
(6)	Represents the rate in effect as of the reporting date.
†	Non-income producing.
††	The issuer has filed for bankruptcy protection. As a result, the Fund may not be able to recover the principal invested and also does not expect to receive income on this security going forward.
‡	The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

ABBREVIATIONS:
Pfd.	—	Preferred Securities
REIT	—	Real Estate Investment Trust

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1)

For the period from December 1, 2013 through February 28, 2014 (Unaudited)

Value
OPERATIONS:
Net investment income	$16,756,816
Net realized gain/(loss) on investments sold during the period	7,574,238
Change in net unrealized appreciation/(depreciation) of investments	12,961,908

Net increase in net assets resulting from operations	37,292,962

DISTRIBUTIONS:
Dividends paid from net investment income to Common Stock Shareholders(2)	(19,650,295)

Total Distributions to Common Stock Shareholders	(19,650,295)

NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
FOR THE PERIOD	$17,642,667

NET ASSETS AVAILABLE TO COMMON STOCK:
Beginning of period	$797,247,924
Net increase in net assets during the period	17,642,667

End of period	$814,890,591

(1)

These tables summarize the three months ended February 28, 2014 and should be read in conjunction with the Fund’s audited financial statements, including footnotes, in its Annual Report dated November 30, 2013.

(2)	May include income earned, but not paid out, in prior fiscal year.

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

FINANCIAL HIGHLIGHTS(1)

For the period from December 1, 2013 through February 28, 2014 (Unaudited)

For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$18.34

INVESTMENT OPERATIONS:
Net investment income	0.38
Net realized and unrealized gain/(loss) on investments	0.47

Total from investment operations	0.85

DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(0.45)

Total distributions to Common Stock Shareholders	(0.45)

Net asset value, end of period	$18.74

Market value, end of period	$18.49

Common Stock shares outstanding, end of period	43,474,105

RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	8.51	%*
Operating expenses including interest expense	1.43	%*
Operating expenses excluding interest expense	0.90	%*

SUPPLEMENTAL DATA:††
Portfolio turnover rate	8	%**
Total managed assets, end of period (in 000’s)	$1,239,066
Ratio of operating expenses including interest expense to total managed assets	0.93	%*
Ratio of operating expenses excluding interest expense to total managed assets	0.58	%*

(1)

These tables summarize the three months ended February 28, 2014 and should be read in conjunction with the Fund’s audited financial statements, including footnotes, in its Annual Report dated November 30, 2013.

*	Annualized.
**	Not annualized.
†	The net investment income ratios reflect income net of operating expenses, including interest expense.
††	Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

FINANCIAL HIGHLIGHTS (Continued)

Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 31, 2013	$0.1800	$18.08	$17.50	$17.75
January 31, 2014	0.1360	18.40	17.92	18.02
February 28, 2014	0.1360	18.74	18.49	18.69

(1)

Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Aggregate Information for Federal Income Tax Purposes

At February 28, 2014, the aggregate cost of securities for federal income tax purposes was $1,228,579,410, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $88,181,657 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $91,641,861.

2.	Additional Accounting Standards

Fair Value Measurements: The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period. A summary of the inputs used to value the Fund’s investments as of February 28, 2014 is as follows:

	Total Value at February 28, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Securities
Banking	$497,969,786	$394,318,297	$103,598,839	$52,650
Financial Services	19,060,906	16,380,846	2,680,060	—
Insurance	350,490,936	225,519,485	124,971,451	—
Utilities	190,362,376	58,732,446	131,629,930	—
Energy	34,007,264	32,122,264	1,885,000	—
Real Estate Investment Trust (REIT)	45,750,156	45,750,156	—	—
Miscellaneous Industries	21,603,285	1,821,535	19,781,750	—
Corporate Debt Securities	59,596,266	8,299,978	50,752,797	543,491
Common Stock
Banking	2,664,743	2,664,743	—	—
Insurance	659,181	659,181	—	—
Utilities	1,366,321	1,366,321	—	—
Money Market Fund	1,587,986	1,587,986	—	—

Total Investments	$1,225,119,206	$789,223,238	$435,299,827	$596,141

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

During the reporting period, there were no transfers into Level 1 from Level 2 or into Level 2 from Level 1.

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services—approved by the Board and unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, management regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active participant in the markets.

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, management evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Preferred Securities
	Total Investments	Banking	Corporate Debt Securities
Balance as of 11/30/13	$535,696	$52,650	$483,046
Accrued discounts/premiums	—	—	—
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	60,445	—	60,445
Purchases	—	—	—
Sales			—
Transfer in	—	—	—
Transfer out	—	—	—
Balance as of 2/28/14	$596,141	$52,650	$543,491

For the three months ended February 28, 2014 total change in unrealized gain/(loss) on Level 3 securities still held at period-end and included in the change in net assets was $60,445.

Flaherty & Crumrine Preferred Securities Income Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following table summarizes the valuation techniques used and unobservable inputs developed to determine the fair value of Level 3 investments:

Category	Fair Value at 2/28/14	Valuation Technique	Unobservable Input	Input Range (Wgt Avg)
Preferred Securities
Banking	$52,650	Bankruptcy recovery	Credit/Structure-specific recovery	0.00% - 0.50% (0.15%)

Corporate Debt
Securities	543,491	Bankruptcy recovery	Credit/Structure-specific recovery	10% - 20% (11.5%)

The significant unobservable inputs used in the fair value measurement technique for bankruptcy recovery are based on recovery analysis that is specific to the security being valued, including the level of subordination and structural features of the security, and the current status of any bankruptcy or liquidation proceedings. Observable market trades in bankruptcy claims are utilized by management, when available, to assess the appropriateness of valuations, although the frequency of trading depends on the specific credit and seniority of the claim. Expected recoveries in bankruptcy by security type and industry do not tend to deviate much from historical recovery rates, which are very low (sometimes zero) for preferred securities and more moderate for senior debt. Significant changes in these inputs would result in a significantly higher or lower fair value measurement.

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Directors

Donald F. Crumrine, CFA

Chairman of the Board

David Gale

Morgan Gust

Karen H. Hogan

Robert F. Wulf, CFA

Officers

Donald F. Crumrine, CFA

Chief Executive Officer

Robert M. Ettinger, CFA

President

R. Eric Chadwick, CFA

Chief Financial Officer,

Vice President and Treasurer

Chad C. Conwell

Chief Compliance Officer,

Vice President and Secretary

Bradford S. Stone

Vice President and

Assistant Treasurer

Laurie C. Lodolo

Assistant Compliance Officer,

Assistant Treasurer and

Assistant Secretary

Linda M. Puchalski

Assistant Treasurer

Investment Adviser

Flaherty & Crumrine Incorporated

e-mail: flaherty@pfdincome.com

Servicing Agent

Destra Capital Investments LLC

1-877-855-3434

Questions concerning your shares of Flaherty & Crumrine Preferred Securities Income Fund?

•	If your shares are held in a Brokerage Account, contact your Broker.
•	If you have physical possession of your shares in certificate form, contact the Fund’s Transfer Agent —

BNY Mellon c/o Computershare

P.O. Box 30170

College Station, TX 77842-3170

1-866-351-7446

This report is sent to shareholders of Flaherty & Crumrine Preferred Securities Income Fund Incorporated for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Quarterly Report

February 28, 2014

www.preferredincome.com